T. ROWE PRICE TOTAL RETURN ETF

August 31, 2022 Unaudited
PORTFOLIO OF INVESTMENTS‡	Par/Shares	$ Value
(Amounts in 000s)
ASSET-BACKED SECURITIES 11.7%
Car Loan 0.9%
Carvana Auto Receivables Trust, Series 2022-N1, Class D, 4.130%, 12/11/28 (1)	55	53
Carvana Auto Receivables Trust, Series 2022-P1, Class C, 3.300%, 4/10/28	30	28
GMF Floorplan Owner Revolving Trust, Series 2022-3, Class C, 5.130%, 8/20/26	40	40
Santander Consumer Auto Receivables Trust, Series 2021-CA, Class B, 1.440%, 4/17/28 (1)	21	21
Santander Drive Auto Receivables Trust, Series 2022-5, Class C, 4.740%, 10/16/28	35	35
Santander Retail Auto Lease Trust, Series 2022-B, Class B, 3.850%, 3/22/27 (1)	20	19
		196
Other Asset-Backed Securities 10.6%
Axis, Series 2022-1A, Class D, 2.910%, 8/21/28 (1)	100	91
CIFC Funding, Series 2019-5A, Class BR, CLO, FRN, 3M USD LIBOR + 2.15%, 4.662%, 1/15/35 (1)	250	236
Cologix Canadian Issuer, Series 2022-1CAN, Class A2, 4.940%, 1/25/52 (CAD) (1)	45	32
DB Master Finance, Series 2021-1A, Class A2II, 2.493%, 11/20/51 (1)	99	85
FirstKey Homes, Series 2020-SFR1, Class A, 1.339%, 8/17/37 (1)	100	92
FOCUS Brands Funding, Series 2017-1A, Class A2II, 5.093%, 4/30/47 (1)	147	135
FOCUS Brands Funding, Series 2022-1, Class A2, 7.206%, 7/30/52 (1)	50	50
Hilton Grand Vacations Trust, Series 2020-AA, Class C, 6.420%, 2/25/39 (1)	137	138
KKR, Series 13, Class B1R, CLO, FRN, 3M USD LIBOR + 1.15%, 3.890%, 1/16/28 (1)	250	245
KKR 36, Series 36A, Class A, CLO, FRN, 3M USD LIBOR + 1.18%, 3.692%, 10/15/34 (1)	250	245
New Economy Assets Phase 1 Sponsor, Series 2021-1, Class B1, 2.410%, 10/20/61 (1)	100	86
Octane Receivables Trust, Series 2022-2A, Class A, 5.110%, 2/22/28 (1)	100	100
Symphony Static, Series 2021-1A, Class C, CLO, FRN, 3M USD LIBOR + 1.85%, 4.633%, 10/25/29 (1)	250	240
Tricon American Homes, Series 2019-SFR1, Class D, 3.198%, 3/17/38 (1)	100	94
Wellfleet, Series 2017-2A, Class A1R, CLO, FRN, 3M USD LIBOR + 1.06%, 3.770%, 10/20/29 (1)	199	197
Wellfleet, Series 2021-3A, Class B, CLO, FRN, 3M USD LIBOR + 1.80%, 4.312%, 1/15/35 (1)	250	240
Wendy's Funding, Series 2021-1A, Class A2I, 2.370%, 6/15/51 (1)	99	83
		2,389
Student Loan 0.2%
Navient Private Education Refi Loan Trust, Series 2019-GA, Class A, 2.400%, 10/15/68 (1)	44	43
		43
Total Asset-Backed Securities (Cost $2,754)		2,628
BANK LOANS 9.7% (2)
FINANCIAL INSTITUTIONS 0.8%
Insurance 0.8%
Asurion, FRN, 1M USD LIBOR + 3.25%, 5.774%, 12/23/26	20	18
Asurion, FRN, 1M USD LIBOR + 5.25%, 7.774%, 1/31/28	20	17
Asurion, FRN, 1M USD LIBOR + 5.25%, 7.774%, 1/20/29	60	51
Hub International, FRN, 3M USD LIBOR + 3.25%, 5.981%, 4/25/25	79	78
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Ryan Specialty Group, FRN, 1M SOFR + 3.00%, 5.555%, 9/1/27	20	20
		184
Total Financial Institutions		184
INDUSTRIAL 8.8%
Capital Goods 1.0%
Charter Next Generation, FRN, 3M USD LIBOR + 3.75%, 6.556%, 12/1/27	49	48
Engineered Machinery Holdings, FRN, 3M USD LIBOR + 6.50%, 8.750%, 5/21/29	30	29
Engineered Machinery Holdings, FRN, 3M USD LIBOR + 6.00%, 8.250%, 5/21/29	20	19
Filtration Group, FRN, 1M USD LIBOR + 3.00%, 5.524%, 3/29/25	55	54
Filtration Group, FRN, 1M USD LIBOR + 3.50%, 6.024%, 10/21/28	20	19
Madison IAQ, FRN, 6M USD LIBOR + 3.25%, 4.524%, 6/21/28	15	14
Vertical U.S. Newco, FRN, 6M USD LIBOR + 3.50%, 6.871%, 7/30/27	29	29
Watlow Electric Manufacturing, FRN, 1M USD LIBOR + 3.75%, 6.274%, 3/2/28	15	14
		226
Communications 0.3%
Clear Channel Outdoor Holdings, FRN, 3M USD LIBOR + 3.50%, 6.305%, 8/21/26	24	23
Eagle Broadband Investments, FRN, 3M USD LIBOR + 3.00%, 5.313%, 11/12/27	10	10
MH Sub I, FRN, 1M USD LIBOR + 3.75%, 6.274%, 9/13/24	10	9
MH Sub I, FRN, 1M SOFR + 6.25%, 8.705%, 2/23/29	10	10
		52
Consumer Cyclical 2.0%
Albion Financing 3 SARL, FRN, 3M USD LIBOR + 5.25%, 8.009%, 8/17/26	10	9
Brookfield WEC Holdings, FRN, 1M SOFR + 3.75%, 6.190%, 8/1/25	25	24
CNT Holdings l, FRN, 1M SOFR + 3.50%, 5.812%, 11/8/27	10	10
CNT Holdings l, FRN, 1M USD LIBOR + 6.75%, 9.062%, 11/6/28	10	10
Dave & Buster's, FRN, 1M SOFR + 5.00%, 7.563%, 6/29/29 (3)	25	24
Delta 2, FRN, 1M USD LIBOR + 2.50%, 5.024%, 2/1/24	60	59
Driven Holdings, FRN, 3M USD LIBOR + 3.00%, 3.517%, 12/17/28 (3)	10	10
ECI Macola, FRN, 3M USD LIBOR + 3.75%, 6.000%, 11/9/27	10	10
EG Finco, FRN, 3M EURIBOR + 7.00%, 7.000%, 4/20/26 (EUR)	30	27
Inspire Brands, FRN, 1M SOFR + 3.15%, 5.437%, 12/15/27	19	19
IRB Holdings, FRN, 1M USD LIBOR + 2.75%, 5.274%, 2/5/25	15	15
K-Mac Holdings, FRN, 1M USD LIBOR + 6.75%, 9.274%, 7/30/29	10	10
Olaplex, FRN, 3M SOFR + 3.75%, 6.391%, 2/23/29	20	19
PetSmart, FRN, 1M USD LIBOR + 3.75%, 6.270%, 2/11/28	25	24
Scientific Games Holdings, FRN, 3M SOFR + 3.50%, 5.617%, 4/4/29	25	24
SeaWorld Parks & Entertainment, FRN, 1M USD LIBOR + 3.00%, 5.563%, 8/25/28	15	14
Staples, FRN, 3M USD LIBOR + 5.00%, 7.782%, 4/16/26	10	9
Tacala, FRN, 1M USD LIBOR + 3.50%, 6.024%, 2/5/27	20	19
UFC Holdings, FRN, 3M USD LIBOR + 2.75%, 5.520%, 4/29/26	59	58
Williams Morris Endeavor Entertainment, FRN, 1M USD LIBOR + 2.75%, 5.280%, 5/18/25	15	14
Woof Holdings, FRN, 3M USD LIBOR + 7.25%, 9.313%, 12/21/28	50	48
		456
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Consumer Non-Cyclical 1.9%
ADMI, FRN, 1M USD LIBOR + 3.38%, 5.899%, 12/23/27	10	9
ADMI, FRN, 1M USD LIBOR + 3.75%, 6.274%, 12/23/27	15	14
Curia Global, FRN, 3M USD LIBOR + 3.75%, 6.555%, 8/30/26	20	19
Gainwell Acquisition, FRN, 3M USD LIBOR + 4.00%, 6.250%, 10/1/27	64	63
Heartland Dental, FRN, 1M USD LIBOR + 3.50%, 6.024%, 4/30/25	10	9
Heartland Dental, FRN, 1M USD LIBOR + 4.00%, 6.444%, 4/30/25	20	19
Maravai Intermediate Holdings, FRN, 3M SOFR + 3.00%, 5.553%, 10/19/27	39	39
Medline Industries, FRN, 1M USD LIBOR + 3.25%, 5.774%, 10/23/28	35	33
Naked Juice, FRN, 3M SOFR + 6.00%, 8.154%, 1/24/30	25	23
Naked Juice, FRN, 3M SOFR + 3.25%, 5.405%, 1/24/29	25	24
Organon, FRN, 3M USD LIBOR + 3.00%, 4.625%, 6/2/28	14	14
Parexel International, FRN, 1M USD LIBOR + 3.25%, 5.774%, 11/15/28	15	15
Parexel International, FRN, 1M USD LIBOR + 6.50%, 9.024%, 11/15/29	20	19
Pathway Vet Alliance, FRN, 3M USD LIBOR + 3.75%, 6.000%, 3/31/27	39	37
Pearl Intermediate Parent, FRN, 1M USD LIBOR + 6.25%, 8.774%, 2/13/26	40	39
PetVet Care Centers, FRN, 1M SOFR + 5.00%, 7.250%, 2/14/25	25	24
Sunshine Luxembourg VII, FRN, 3M USD LIBOR + 3.75%, 6.000%, 10/1/26	30	28
		428
Energy 0.1%
Prairie ECI Acquiror, FRN, 1M USD LIBOR + 4.75%, 7.274%, 3/11/26	15	14
		14
Industrial Other 0.2%
Pike, FRN, 1M USD LIBOR + 3.00%, 5.530%, 1/21/28	10	10
Pike, FRN, 3M SOFR + 3.50%, 6.230%, 1/21/28 (3)	25	24
		34
Technology 3.0%
Applied Systems, FRN, 3M USD LIBOR + 3.00%, 5.250%, 9/19/24	40	40
Applied Systems, FRN, 3M USD LIBOR + 5.50%, 7.750%, 9/19/25	45	45
Ascend Learning, FRN, 1M USD LIBOR + 3.50%, 6.024%, 12/11/28	20	19
Ascend Learning, FRN, 1M USD LIBOR + 5.75%, 8.274%, 12/10/29	45	40
Athenahealth, FRN, 1M SOFR + 3.50%, 5.800%, 2/15/29	38	37
Athenahealth, FRN, 1M SOFR + 3.50%, 5.796%, 2/15/29 (4)	6	6
CDK Global, FRN, 3M SOFR + 4.50%, 6.610%, 7/6/29	30	29
CoreLogic, FRN, 1M USD LIBOR + 6.50%, 9.062%, 6/4/29 (3)	20	15
Ellucian, FRN, 3M USD LIBOR + 3.50%, 5.750%, 10/7/27	40	38
Ellucian, FRN, 1M SOFR + 4.25%, 6.709%, 10/7/27	25	24
Entegris, FRN, 3M SOFR + 3.00%, 5.597%, 7/6/29 (3)	10	10
Epicor Software, FRN, 1M USD LIBOR + 3.25%, 5.774%, 7/30/27	45	43
Epicor Software, FRN, 1M USD LIBOR + 7.75%, 10.274%, 7/31/28	30	30
Hyland Software, FRN, 1M USD LIBOR + 3.50%, 6.024%, 7/1/24	20	19
Hyland Software, FRN, 1M USD LIBOR + 6.25%, 8.774%, 7/7/25	30	30
Peraton, FRN, 1M USD LIBOR + 3.75%, 6.274%, 2/1/28	19	19
Peraton, FRN, 1M USD LIBOR + 7.75%, 10.141%, 2/1/29	24	23
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
RealPage, FRN, 1M USD LIBOR + 3.00%, 5.524%, 4/24/28	25	24
RealPage, FRN, 1M USD LIBOR + 6.50%, 9.024%, 4/23/29	35	34
UKG, FRN, 3M USD LIBOR + 3.25%, 5.535%, 5/4/26	45	43
UKG, FRN, 3M USD LIBOR + 5.25%, 7.535%, 5/3/27 (5)	90	87
Verscend Holding, FRN, 1M USD LIBOR + 4.00%, 6.524%, 8/27/25	25	25
		680
Transportation 0.3%
AAdvantage Loyalty IP, FRN, 3M USD LIBOR + 4.75%, 7.460%, 4/20/28	20	20
Mileage Plus Holdings, FRN, 3M USD LIBOR + 5.25%, 7.313%, 6/21/27	40	41
United Airlines, FRN, 1M USD LIBOR + 3.75%, 6.533%, 4/21/28	10	9
		70
Total Industrial		1,960
UTILITY 0.1%
Electric 0.1%
PG&E, FRN, 1M USD LIBOR + 3.00%, 5.563%, 6/23/25 (5)	25	24
		24
Total Utility		24
Total Bank Loans (Cost $2,259)		2,168
CONVERTIBLE PREFERRED STOCKS 0.3%
INDUSTRIAL 0.2%
Consumer Non-Cyclical 0.2
Becton Dickinson & Company, Series B, 6.000%, 6/1/23	—	10
Danaher, Series B, 5.000%, 4/15/23	—	29
		39
Total Industrial		39
UTILITY 0.1%
Electric 0.1
NextEra Energy, 5.279%, 3/1/23	—	18
		18
Total Utility		18
Total Convertible Preferred Stocks (Cost $61)		57
CORPORATE BONDS 17.2%
FINANCIAL INSTITUTIONS 3.0%
Banking 1.8%
Bank of America, VR, 1.898%, 7/23/31 (6)	40	32
Bank of America, VR, 2.972%, 2/4/33 (6)	55	46
Capital One Financial, VR, 2.359%, 7/29/32 (6)	45	35
Capital One Financial, VR, 3.273%, 3/1/30 (6)	10	9
Capital One Financial, VR, 4.166%, 5/9/25 (6)	50	49
Citigroup, VR, 4.044%, 6/1/24 (6)	50	50
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Goldman Sachs Group, VR, 3.615%, 3/15/28 (6)	55	52
JPMorgan Chase, VR, 1.953%, 2/4/32 (6)	60	47
JPMorgan Chase, VR, 4.586%, 4/26/33 (6)	15	15
Morgan Stanley, VR, 5.297%, 4/20/37 (6)	10	10
Santander Holdings USA, VR, 2.490%, 1/6/28 (6)	15	13
Wells Fargo, VR, 2.572%, 2/11/31 (6)	30	25
Wells Fargo, VR, 4.897%, 7/25/33 (6)	20	20
		403
Brokerage Asset Managers Exchanges 0.0%
AG TTMT Escrow Issuer, 8.625%, 9/30/27 (1)	5	5
		5
Financial Other 0.2%
Howard Hughes, 4.125%, 2/1/29 (1)	20	17
Howard Hughes, 5.375%, 8/1/28 (1)	20	18
		35
Insurance 0.7%
Acrisure, 10.125%, 8/1/26 (1)	30	30
Alliant Holdings Intermediate/Alliant Holdings Co-Issuer, 6.750%, 10/15/27 (1)	25	23
AmWINS Group, 4.875%, 6/30/29 (1)	12	10
AXA Equitable Holdings, 4.350%, 4/20/28	25	25
Centene, 4.625%, 12/15/29	15	14
Enact Holdings, 6.500%, 8/15/25 (1)	15	14
Hub International, 5.625%, 12/1/29 (1)	15	13
Hub International, 7.000%, 5/1/26 (1)	20	20
Molina Healthcare, 4.375%, 6/15/28 (1)	10	9
		158
Real Estate Investment Trusts 0.3%
Brixmor Operating Partnership, 3.900%, 3/15/27	25	24
Brixmor Operating Partnership, 4.050%, 7/1/30	20	18
Kilroy Realty, 4.250%, 8/15/29	40	37
		79
Total Financial Institutions		680
INDUSTRIAL 13.3%
Basic Industry 1.5%
ABJA Investment, 5.450%, 1/24/28	200	197
Arconic, 6.125%, 2/15/28 (1)	15	14
Avient, 7.125%, 8/1/30 (1)	11	11
Carpenter Technology, 7.625%, 3/15/30	15	15
Celanese US Holdings, 6.050%, 3/15/25	20	20
Celanese US Holdings, 6.165%, 7/15/27	20	20
GPD, 10.125%, 4/1/26 (1)	20	19
Methanex, 5.125%, 10/15/27	10	9
South32 Treasury, 4.350%, 4/14/32 (1)	15	14
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
TMS International, 6.250%, 4/15/29 (1)	20	14
		333
Capital Goods 1.2%
GFL Environmental, 5.125%, 12/15/26 (1)	2	2
Madison IAQ, 5.875%, 6/30/29 (1)	25	20
Mauser Packaging Solutions Holding, 8.500%, 4/15/24 (1)	20	20
New Enterprise Stone & Lime, 5.250%, 7/15/28 (1)	20	18
Parker-Hannifin, 4.500%, 9/15/29	5	5
Sealed Air, 5.000%, 4/15/29 (1)	10	9
Sealed Air, 6.875%, 7/15/33 (1)	10	10
Vertical Holdco, 7.625%, 7/15/28 (1)	200	179
		263
Communications 1.9%
CCO Holdings, 4.250%, 2/1/31 (1)	10	8
CCO Holdings, 5.375%, 6/1/29 (1)	15	14
CCO Holdings, 6.375%, 9/1/29 (1)	25	24
Clear Channel Outdoor Holdings, 7.500%, 6/1/29 (1)	10	8
Clear Channel Outdoor Holdings, 7.750%, 4/15/28 (1)	20	16
DISH DBS, 5.250%, 12/1/26 (1)	10	8
DISH DBS, 5.750%, 12/1/28 (1)	10	8
Globo Comunicacao e Participacoes, 4.875%, 1/22/30	200	164
iHeartCommunications, 8.375%, 5/1/27	20	18
Lamar Media, 4.875%, 1/15/29	15	14
Midas Opco Holdings, 5.625%, 8/15/29 (1)	15	13
Netflix, 6.375%, 5/15/29	20	21
Rogers Communications, 3.200%, 3/15/27 (1)	7	7
Sirius XM Radio, 4.000%, 7/15/28 (1)	20	17
Sprint, 7.625%, 3/1/26	10	11
Sprint Capital, 6.875%, 11/15/28	5	5
T-Mobile USA, 3.875%, 4/15/30	25	23
Townsquare Media, 6.875%, 2/1/26 (1)	30	28
Univision Communications, 7.375%, 6/30/30 (1)	12	12
Verizon Communications, 2.987%, 10/30/56	21	14
		433
Consumer Cyclical 2.7%
Bath & Body Works, 6.750%, 7/1/36	10	9
Bath & Body Works, 6.950%, 3/1/33	10	8
Brookfield Residential Properties, 6.250%, 9/15/27 (1)	15	13
Caesars Entertainment, 8.125%, 7/1/27 (1)	30	29
Carnival, 7.625%, 3/1/26 (1)	10	8
Carnival, 9.875%, 8/1/27 (1)	10	10
Carnival, 10.500%, 6/1/30 (1)	10	9
CCM Merger, 6.375%, 5/1/26 (1)	10	9
Cedar Fair, 6.500%, 10/1/28	20	20
Clarios Global, 8.500%, 5/15/27 (1)	30	29
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Cushman & Wakefield US Borrower, 6.750%, 5/15/28 (1)	15	15
Dave & Buster's, 7.625%, 11/1/25 (1)	18	18
Ford Motor, 6.100%, 8/19/32	15	15
Ford Motor, 6.625%, 10/1/28	10	10
Ford Motor, 9.625%, 4/22/30	15	17
General Motors, 5.400%, 10/15/29	20	20
Goodyear Tire & Rubber, 5.000%, 7/15/29	20	18
Goodyear Tire & Rubber, 5.250%, 7/15/31	10	9
Hilton Domestic Operating, 4.000%, 5/1/31 (1)	5	4
Home Depot, 2.375%, 3/15/51	25	17
L Brands, 6.625%, 10/1/30 (1)	15	14
L Brands, 9.375%, 7/1/25 (1)	10	11
Life Time, 5.750%, 1/15/26 (1)	10	9
Live Nation Entertainment, 4.750%, 10/15/27 (1)	10	9
Match Group, 4.125%, 8/1/30 (1)	5	4
Match Group, 4.625%, 6/1/28 (1)	10	9
Match Group, 5.000%, 12/15/27 (1)	2	2
Papa John's International, 3.875%, 9/15/29 (1)	4	3
Peninsula Pacific Entertainment, 8.500%, 11/15/27 (1)	20	21
Ross Stores, 1.875%, 4/15/31	60	48
Royal Caribbean Cruises, 5.500%, 8/31/26 (1)	20	16
Royal Caribbean Cruises, 11.625%, 8/15/27 (1)	20	20
Scientific Games International, 7.250%, 11/15/29 (1)	15	15
SeaWorld Parks & Entertainment, 5.250%, 8/15/29 (1)	34	30
Staples, 7.500%, 4/15/26 (1)	10	8
Staples, 10.750%, 4/15/27 (1)	10	8
Tenneco, 5.000%, 7/15/26	10	10
Tenneco, 5.125%, 4/15/29 (1)	10	10
Tenneco, 7.875%, 1/15/29 (1)	30	30
Wolverine World Wide, 4.000%, 8/15/29 (1)	25	20
Yum! Brands, 5.375%, 4/1/32	35	32
		616
Consumer Non-Cyclical 2.7%
AbbVie, 4.250%, 11/21/49	50	44
Agrosuper, 4.600%, 1/20/32	200	170
Albertsons, 3.250%, 3/15/26 (1)	5	4
Albertsons, 4.875%, 2/15/30 (1)	5	4
Albertsons, 5.875%, 2/15/28 (1)	5	5
Avantor Funding, 4.625%, 7/15/28 (1)	15	14
BAT International Finance, 4.448%, 3/16/28	25	24
Becton Dickinson & Company, 3.794%, 5/20/50	23	19
BellRing Brands, 7.000%, 3/15/30 (1)	10	10
Bio-Rad Laboratories, 3.300%, 3/15/27	10	9
Cano Health, 6.250%, 10/1/28 (1)	16	14
Charles River Laboratories, 4.000%, 3/15/31 (1)	10	9
CHS, 6.875%, 4/15/29 (1)	15	9
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
CHS, 8.000%, 12/15/27 (1)	10	9
CSL Finance, 4.250%, 4/27/32 (1)	15	15
Darling Ingredients, 6.000%, 6/15/30 (1)	7	7
Hadrian Merger, 8.500%, 5/1/26 (1)	15	14
HCA, 3.125%, 3/15/27 (1)	10	9
HCA, 3.500%, 9/1/30	35	31
HCA, 5.375%, 9/1/26	30	30
HCA, 5.875%, 2/15/26	12	12
Legacy LifePoint Health, 4.375%, 2/15/27 (1)	2	2
Mozart Debt Merger, 5.250%, 10/1/29 (1)	20	17
RegionalCare Hospital Partners Holdings, 9.750%, 12/1/26 (1)	15	14
Select Medical, 6.250%, 8/15/26 (1)	11	11
Surgery Center Holdings, 10.000%, 4/15/27 (1)	25	25
Tenet Healthcare, 6.125%, 10/1/28 (1)	15	14
Tenet Healthcare, 6.125%, 6/15/30 (1)	15	14
Tenet Healthcare, 6.875%, 11/15/31	10	9
Utah Acquisition Sub, 3.950%, 6/15/26	40	38
		606
Energy 2.1%
Aethon United Finance, 8.250%, 2/15/26 (1)	15	15
Amerada Hess, 7.125%, 3/15/33	5	6
Cheniere Energy Partners, 3.250%, 1/31/32	5	4
Chesapeake Energy, 5.500%, 2/1/26 (1)	5	5
Chesapeake Energy, 5.875%, 2/1/29 (1)	5	5
Continental Resources, 4.900%, 6/1/44	10	8
DCP Midstream Operating, 8.125%, 8/16/30	10	11
Ferrellgas, 5.375%, 4/1/26 (1)	10	9
Hess, 7.300%, 8/15/31	5	6
Hilcorp Energy, 5.750%, 2/1/29 (1)	10	9
Hilcorp Energy, 6.000%, 4/15/30 (1)	10	9
Hilcorp Energy, 6.000%, 2/1/31 (1)	5	5
Kinetik Holdings, 5.875%, 6/15/30 (1)	30	28
Leviathan Bond, 6.125%, 6/30/25 (1)	100	98
Magnolia Oil & Gas Operating, 6.000%, 8/1/26 (1)	25	24
NGL Energy Operating, 7.500%, 2/1/26 (1)	10	9
NuStar Logistics, 5.750%, 10/1/25	10	9
NuStar Logistics, 6.000%, 6/1/26	15	14
Occidental Petroleum, 6.200%, 3/15/40	5	5
Occidental Petroleum, 7.500%, 5/1/31	10	11
Occidental Petroleum, 7.950%, 6/15/39	5	6
Occidental Petroleum, 8.000%, 7/15/25	10	11
Occidental Petroleum, 8.500%, 7/15/27	10	11
Occidental Petroleum, 8.875%, 7/15/30	15	17
Southwestern Energy, 8.375%, 9/15/28	15	16
Tallgrass Energy Partners, 6.000%, 3/1/27 (1)	15	14
Tallgrass Energy Partners, 7.500%, 10/1/25 (1)	10	10
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Targa Resources, 4.950%, 4/15/52	2	2
Targa Resources Partners, 4.000%, 1/15/32	10	9
Targa Resources Partners, 4.875%, 2/1/31 (1)	10	9
Targa Resources Partners, 5.500%, 3/1/30	12	12
Targa Resources Partners, 6.875%, 1/15/29	20	20
Venture Global Calcasieu, 3.875%, 11/1/33 (1)	35	29
Vermilion Energy, 6.875%, 5/1/30 (1)	20	19
		475
Industrial Other 0.0%
Pike, 5.500%, 9/1/28 (1)	15	12
		12
Technology 0.8%
Alphabet, 2.050%, 8/15/50	55	36
CDW, 2.670%, 12/1/26	10	9
Central Parent, 7.250%, 6/15/29 (1)	15	14
Entegris Escrow, 5.950%, 6/15/30 (1)	30	29
Minerva Merger, 6.500%, 2/15/30 (1)	15	13
MSCI, 3.875%, 2/15/31 (1)	5	4
Presidio Holdings, 8.250%, 2/1/28 (1)	20	18
Sabre GLBL, 9.250%, 4/15/25 (1)	10	10
Verscend Escrow EC, 9.750%, 8/15/26 (1)	10	10
Visa, 2.000%, 8/15/50	30	20
Workday, 3.800%, 4/1/32	10	9
		172
Transportation 0.4%
American Airlines, 5.500%, 4/20/26 (1)	10	10
American Airlines, 5.750%, 4/20/29 (1)	15	14
American Airlines, 11.750%, 7/15/25 (1)	25	27
Mileage Plus Holdings, 6.500%, 6/20/27 (1)	10	10
United Airlines, 4.625%, 4/15/29 (1)	10	9
Watco, 6.500%, 6/15/27 (1)	15	14
		84
Total Industrial		2,994
UTILITY 0.9%
Electric 0.9%
NextEra Energy Capital Holdings, 4.625%, 7/15/27	30	30
Pacific Gas & Electric, 2.500%, 2/1/31	45	34
PG&E, 5.000%, 7/1/28	10	9
Vistra, VR, 7.000%, (1)(6)(7)	30	28
Vistra, VR, 8.000%, (1)(6)(7)	76	73
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Vistra Operations, 5.125%, 5/13/25 (1)	25	25
		199
Total Utility		199
Total Corporate Bonds (Cost $4,328)		3,873
FOREIGN GOVERNMENT OBLIGATIONS & MUNICIPALITIES 1.9%
Owned No Guarantee 0.7%
CITGO Petroleum, 7.000%, 6/15/25 (1)	10	9
Ecopetrol, 6.875%, 4/29/30	90	84
Petroleos Mexicanos, 6.350%, 2/12/48	100	61
		154
Sovereign 1.2%
Ivory Coast Government International Bond, 4.875%, 1/30/32	100	76
Morocco Government International Bond, 2.000%, 9/30/30	100	79
Romanian Government International Bond, 4.000%, 2/14/51	90	63
Serbia International Bond, 1.650%, 3/3/33	100	62
		280
Total Foreign Government Obligations & Municipalities (Cost $490)		434
MUNICIPAL SECURITIES 1.2%
Illinois 0.5%
State of Illinois, GO, 5.100%, 6/1/33	110	109
		109
Louisiana 0.1%
Louisiana Local Government Environmental Facilities & Community Development Auth, Series A, 4.475%, 8/1/39	30	30
		30
New York 0.3%
New York State Urban Dev., Series B, 2.500%, 3/15/33	85	71
		71
Puerto Rico 0.3%
Puerto Rico Commonwealth, GO, Series A1, 5.375%, 7/1/25	4	4
Puerto Rico Commonwealth, GO, Series A1, 5.625%, 7/1/27	4	4
Puerto Rico Commonwealth, GO, Series A1, 5.625%, 7/1/29	4	4
Puerto Rico Commonwealth, GO, Series A1, 4.000%, 7/1/33	3	3
Puerto Rico Commonwealth, GO, Series A1, 4.000%, 7/1/35	3	3
Puerto Rico Commonwealth, GO, Series A1, 4.000%, 7/1/37	2	2
Puerto Rico Commonwealth, GO, Series A1, 4.000%, 7/1/41	3	3
Puerto Rico Commonwealth, GO, Series A, —, 7/1/24	1	1
Puerto Rico Commonwealth, GO, Series A, —, 7/1/33	4	2
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Puerto Rico Commonwealth, VR, GO, Series CW, 1.000%, 11/1/43 (8)	84	43
		69
Total Municipal Securities (Cost $315)		279
NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES 13.8%
Collateralized Mortgage Obligations 8.5%‡
Angel Oak Mortgage Trust, Series 2021-6, Class M1, CMO, ARM, 2.772%, 9/25/66 (1)	215	153
Angel Oak Mortgage Trust, Series 2022-2, Class A1, CMO, ARM, 3.353%, 1/25/67 (1)	51	48
COLT Funding, Series 2021-4, Class M1, CMO, ARM, 2.657%, 10/25/66 (1)	210	156
Connecticut Avenue Securities Trust, Series 2022-R02, Class 2M2, CMO, ARM, SOFR30A + 3.00%, 5.183%, 1/25/42 (1)	105	101
Connecticut Avenue Securities Trust, Series 2022-R04, Class 1M1, CMO, ARM, SOFR30A + 2.00%, 4.183%, 3/25/42 (1)	17	17
Connecticut Avenue Securities Trust, Series 2022-R08, Class 1M1, CMO, ARM, SOFR30A + 2.55%, 4.759%, 7/25/42 (1)	10	10
Ellington Financial Mortgage Trust, Series 2021-3, Class M1, CMO, ARM, 2.530%, 9/25/66 (1)	200	138
Finance of America HECM Buyou, Series 2022-HB2, Class A1A, CMO, ARM, 4.000%, 12/25/24 (1)	100	98
Flagstar Mortgage Trust, Series 2021-11IN, Class A18, CMO, ARM, 2.500%, 11/25/51 (1)	96	79
Freddie Mac STACR REMIC Trust, Series 2021-DNA7, Class M2, CMO, ARM, SOFR30A + 1.80%, 3.983%, 11/25/41 (1)	75	70
Freddie Mac STACR REMIC Trust, Series 2021-HQA3, Class M2, CMO, ARM, SOFR30A +2.10%, 4.283%, 9/25/41 (1)	200	183
Freddie Mac STACR REMIC Trust, Series 2022-DNA2, Class M2, CMO, ARM, SOFR30A + 3.75%, 5.933%, 2/25/42 (1)	35	34
Freddie Mac STACR REMIC Trust, Series 2022-HQA1, Class M1B, CMO, ARM, SOFR30A + 3.50%, 5.683%, 3/25/42 (1)	35	35
Freddie Mac STACR REMIC Trust, Series 2022-HQA3, Class M1A, CMO, ARM, SOFR30A + 2.30%, 4.107%, 8/25/42 (1)	10	10
GCAT, Series 2021-NQM5, Class A3, CMO, ARM, 1.571%, 7/25/66 (1)	159	134
JP Morgan Mortgage Trust, Series 2020-5, Class B2, CMO, ARM, 3.598%, 12/25/50 (1)	191	164
JP Morgan Mortgage Trust, Series 2020-LTV1, Class B1A, CMO, ARM, 3.271%, 6/25/50 (1)	187	171
Radnor RE, Series 2021-2, Class M1A, CMO, ARM, SOFR30A +1.85%, 4.033%, 11/25/31 (1)	139	138
Structured Agency Credit Risk Debt Notes, Series 2021-DNA2, Class M2, CMO, ARM, SOFR30A +2.30%, 4.483%, 8/25/33 (1)	164	162
		1,901
Commercial Mortgage-Backed Securities 5.1%‡
BAMLL Commercial Mortgage Securities Trust, Series 2021-JACX, Class D, ARM, 1M USD LIBOR + 2.75%, 5.141%, 9/15/38 (1)	200	188
BBCMS Mortgage Trust, Series 2020-BID, Class A, ARM, 1M USD LIBOR + 2.14%, 4.531%, 10/15/37 (1)	50	49
BIG Commercial Mortgage Trust, Series 2022-BIG, Class C, ARM, FRN, 3M USD LIBOR + 2.34%, 4.648%, 2/15/39 (1)	100	96
BPR Trust, Series 2021-NRD, Class E, ARM, 3M USD LIBOR + 5.62%, 7.918%, 12/15/23 (1)	55	53
BX Trust, Series 2022-MVRK, Class C, ARM, 3M USD LIBOR + 2.26%, 4.561%, 3/15/39 (1)	55	53
Commercial Mortgage Trust, Series 2015-CR23, Class AM, ARM, 3.801%, 5/10/48	20	19
Commercial Mortgage Trust, Series 2016-CR28, Class B, ARM, 4.758%, 2/10/49	40	39
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Commercial Mortgage Trust, Series 2019-C18, Class C, ARM, 4.089%, 12/15/52	145	125
CPS Auto Receivables Trust, Series 2015-GC27, Class AS, ARM, 3.571%, 2/10/48	110	106
ILPT Commercial Mortgage Trust, Series 2022-LPFX, Class C, ARM, 3.951%, 3/15/32 (1)	100	83
MF1, Series 2021-FL7, Class A, ARM, 1M USD LIBOR + 1.08%, 3.457%, 10/16/36 (1)	200	193
SLIDE, Series 2018-FUN, Class E, ARM, 1M USD LIBOR + 2.55%, 4.941%, 6/15/31 (1)	41	39
VNDO Trust, Series 2016-350P, Class D, ARM, 4.033%, 1/10/35 (1)	105	93
		1,136
Whole Loans Backed 0.2%‡
Verus Securitization Trust, Series 2021-R3, Class A1, CMO, ARM, 1.020%, 4/25/64 (1)	58	54
Total Non-U.S. Government Mortgage-Backed Securities (Cost $3,505)		3,091
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED SECURITIES 27.0%
U.S. Government Agency Obligations 18.2%
Federal National Mortgage Assn.
1.50%, 3/1/36 - 1/1/42	93	81
2.00%, 3/1/42 - 3/1/52	676	586
2.50%, 10/1/36 - 2/1/52	665	604
3.000%, 1/1/33	74	71
3.50%, 5/1/35 - 1/1/48	172	167
4.00%, 6/1/47 - 8/1/47	70	70
4.500%, 9/1/49	36	36
5.000%, 7/1/47	16	16
UMBS, TBA (9)
2.00%, 9/19/37 - 9/14/52	1,246	1,088
2.500%, 9/14/52	465	415
3.000%, 9/14/52	425	393
4.000%, 9/14/52	215	210
4.500%, 9/14/52	155	154
5.000%, 9/15/52	210	212
		4,103
U.S. Government Obligations 8.8%
Government National Mortgage Assn.
2.50%, 8/20/50 - 1/20/52	354	325
3.00%, 3/20/50 - 7/20/51	268	252
3.50%, 4/20/47 - 10/20/50	131	126
4.00%, 6/20/47 - 3/20/50	68	68
4.500%, 10/20/47	27	27
5.000%, 8/20/47	53	55
5.500%, 4/20/48	45	48
Government National Mortgage Assn., TBA (9)
2.000%, 9/21/52	393	347
3.000%, 9/21/52	457	429
4.000%, 10/20/52	35	34
4.500%, 9/21/52	75	75
5.000%, 9/21/52	100	101
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
5.500%, 9/21/52	80	82
		1,969
Total U.S. Government & Agency Mortgage-Backed Securities (Cost $6,364)		6,072
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING MORTGAGE-BACKED) 28.4%
U.S.Treasury Obligations 28.4%
U. S. Treasury Bonds, 1.750%, 8/15/41	1,170	869
U. S. Treasury Bonds, 2.000%, 8/15/51	1,420	1,067
U. S. Treasury Bonds, 2.250%, 2/15/52	30	24
U. S. Treasury Bonds, 2.375%, 2/15/42	80	66
U. S. Treasury Bonds, 2.875%, 5/15/52	55	51
U. S. Treasury Bonds, 3.000%, 8/15/52	170	161
U. S. Treasury Bonds, 3.250%, 5/15/42	130	124
U. S. Treasury Bonds, 3.375%, 8/15/42	75	73
U. S. Treasury Notes, 0.125%, 8/31/23	35	34
U. S. Treasury Notes, 0.750%, 8/31/26 (10)	460	414
U. S. Treasury Notes, 0.875%, 9/30/26	480	434
U. S. Treasury Notes, 1.500%, 2/29/24	95	92
U. S. Treasury Notes, 1.500%, 1/31/27	260	240
U. S. Treasury Notes, 1.875%, 2/15/32	145	130
U. S. Treasury Notes, 1.875%, 2/28/27	895	839
U. S. Treasury Notes, 2.500%, 5/31/24 (10)	310	305
U. S. Treasury Notes, 2.625%, 5/31/27	345	334
U. S. Treasury Notes, 2.750%, 8/15/32	215	208
U. S. Treasury Notes, 2.750%, 7/31/27	320	311
U. S. Treasury Notes, 2.875%, 5/15/32	25	24
U. S. Treasury Notes, 3.000%, 7/31/24	235	233
U. S. Treasury Notes, 3.250%, 8/31/24	350	349
		6,382
Total U.S. Government Agency Obligations (Excluding Mortgage-Backed) (Cost $7,146)		6,382
SHORT-TERM INVESTMENTS 5.9%
Money Market Funds 5.9%
T. Rowe Price Government Reserve Fund, 2.360% (11)(12)	1,314	1,314
Total Short-Term Investments (Cost $1,314)		1,314
Total Investments 117.1% of Net Assets (Cost $28,536)		$26,298
Other Assets Less Liabilities (17.1%)		(3,833)
Net Assets 100.0%		$22,465

‡	Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $7,208 and represents 32.1% of net assets.
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE TOTAL RETURN ETF

(2)	Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects their weighted average rate of the settled positions.
(3)	See Note 2. Level 3 in fair value hierarchy.
(4)	All or a portion of the position represents an unfunded commitment; a liability to fund the commitment has been recognized. The fund's total unfunded commitments at August 31, 2022, was $7 and was valued at $7 (0.0% of net assets).
(5)	All or a portion of this loan is unsettled as of August 31, 2022. The interest rate for unsettled loans will be determined upon settlement after period end.
(6)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(7)	Perpetual security with no stated maturity date.
(8)	Contingent value instrument that only pays out if a portion of the territory's Sales and Use Tax outperforms the projections in the Oversight Board's Certified Fiscal Plan.
(9)	To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $3,540 and represents 15.8% of net assets.
(10)	At August 31, 2022, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(11)	Seven-day yield
(12)	Affiliated Companies
1M USD LIBOR	One month USD LIBOR (London interbank offered rate)
3M EURIBOR	Three month EURIBOR (Euro interbank offered rate)
3M USD LIBOR	Three month USD LIBOR (London interbank offered rate)
6M USD LIBOR	Six month USD LIBOR (London interbank offered rate)
ARM	Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
CAD	Canadian Dollar
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
EC	Escrow CUSIP; represents a beneficial interest in a residual pool of bankruptcy assets; the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
EUR	Euro
EURIBOR	The Euro interbank offered rate
FRN	Floating Rate Note
GO	General Obligation
SOFR	Secured overnight financing rate
SOFR30A	30-day Average SOFR (Secured Overnight Financing Rate)
TBA	To-Be-Announced
UMBS	Uniform Mortgage-Backed Securities
USD	U.S. Dollar
VR	Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE TOTAL RETURN ETF

(Amounts in 000s)
SWAPS (0.1)%

Description	Notional Amount	$ Value	Upfront Payments/ $ (Receipts)	Unrealized $ Gain/(Loss)
BILATERAL SWAPS 0.0%
Credit Default Swaps, Protection Bought 0.1%
Goldman Sachs, Protection Bought (Relevant Credit: Markit CMBX. NA , BBB-*), Pay 3.00% Annually, Receive upon credit default, 12/16/72	150	24	31	(7)
Credit Default Swaps, Protection Sold 0.0%
Goldman Sachs, Protection Sold (Relevant Credit: American Airlines Group, CCC*), Receive 5.00% Quarterly, Pay upon credit default, 06/20/23	1	—	—	—
Total Return Swaps (0.1)%
Morgan Stanley, Pay Underlying Reference: iBoxx USD Liquid Leveraged Loans Index At Maturity, Receive Variable 2.280% (USD SOFR) Quarterly, 3/20/23	600	(11)	—	(11)
Morgan Stanley, Pay Underlying Reference: iBoxx USD Liquid High Yield Index At Maturity, Receive Variable 2.280% (USD SOFR) Quarterly, 3/20/23	330	(11)	—	(11)
Morgan Stanley, Pay Underlying Reference: iBoxx USD Liquid Leveraged Loans Index At Maturity, Receive Variable 2.280% (USD SOFR) Quarterly, 3/20/23	420	(11)	—	(11)
Total Bilateral Total Return Swaps			—	(33)
Total Bilateral Swaps			31	(40)

Description	Notional Amount	$ Value	Initial $ Value	Unrealized $ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
Protection Sold (Relevant Credit: CHS/Community Health System, Caa2*), Receive 5.00% Quarterly, Pay upon credit default, 12/20/26	13	(5)	—	(5)
Protection Sold (Relevant Credit: Markit CDX.NA.IG-S38, 5 Year Index), Receive 1.00% Quarterly, Pay upon credit default, 06/20/27	2,225	7	13	(6)
Total Centrally Cleared Credit Default Swaps, Protection Sold				(11)
Net payments (receipts) of variation margin to date				$ —
Variation margin receivable (payable) on centrally cleared swaps				$ —

*	Credit ratings as of August 31, 2022. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE TOTAL RETURN ETF

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Settlement	Receive		Deliver		Unrealized Gain/(Loss)
State Street Bank London	10/21/22	USD	34	CAD	45	$—
State Street Bank London	11/25/22	USD	37	EUR	36	1
State Street Bank London	11/25/22	USD	53	EUR	51	1
UBS AG	11/25/22	USD	52	EUR	51	1
State Street Bank London	11/25/22	USD	52	EUR	50	1
State Street Bank London	11/25/22	USD	53	EUR	51	1
Net unrealized gain (loss) on open forward currency exchange contracts						$5
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE TOTAL RETURN ETF

FUTURES CONTRACTS
($000s)

	Expiration Date	Notional Amount	Value and Unrealized Gain (Loss)
Short, 3 Ultra U.S. Treasury Bonds contracts	12/22	(443)	$(5)
Short, 4 U.S. Treasury Notes ten year contracts	12/22	(469)	2
Long, 4 Ultra U.S. Treasury Notes ten year contracts	12/22	502	(1)
Long, 8 U.S. Treasury Long Bonds contracts	12/22	1,087	—
Long, 18 U.S. Treasury Notes five year contracts	12/22	2,000	(5)
Long, 2 U.S. Treasury Notes two year contracts	12/22	417	(1)
Net payments (receipts) of variation margin to date			—
Variation margin receivable (payable) on open futures contracts			$(10)
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE TOTAL RETURN ETF

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2022. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate	Net Realized Gain (Loss)	Changes in Net Unrealized Gain/Loss	Investment Income
T. Rowe Price Government Reserve Fund	$—#	$—	$2+

Supplementary Investment Schedule
Affiliate	Value 5/31/22	Purchase Cost	Sales Cost	Value 8/31/22
T. Rowe Price Government Reserve Fund	$341	¤	¤	$1,314^

#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+	Investment income comprised $2 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $1,314.
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE TOTAL RETURN ETF

Unaudited
    NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price Total Return ETF (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Security Valuation
The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1  –  quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2  –  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3  –  unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.

T. ROWE PRICE TOTAL RETURN ETF

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Futures contracts are valued at closing settlement prices.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants.
Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on August 31, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):

T. ROWE PRICE TOTAL RETURN ETF

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Fixed Income[1]	$—	$22,759	$—	$22,759
Bank Loans	—	2,085	83	2,168
Convertible Preferred Stocks	—	57	—	57
Short-Term Investments	1,314	—	—	1,314
Total Securities	1,314	24,901	83	26,298
Swaps	—	24	—	24
Forward Currency Exchange Contracts	—	5	—	5
Futures Contracts*	2	—	—	2
Total	$1,316	$24,930	$83	$26,329
Liabilties
Swaps*	$—	$44	$—	$44
Futures Contracts*	12	—	—	12
Total	$12	$44	$ —	$56

[1]	Includes Asset-Backed Securities, Corporate Bonds, Foreign Government Obligations & Municipalities, Municipal Securities, Non-U.S. Government Mortgage-Backed Securities , U.S. Government & Agency Mortgage-Backed Securities and U.S. Government Agency Obligations (Excluding Mortgage-Backed).
*	The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets. These are recent examples of global events which may have an impact on the fund’s performance, which could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring the risks and financial impacts arising from these events.
ETF988-054Q1
08/2022